Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 50.0%
U.S. Treasury Bill, 4.30%, 10/28/2025 (a) ...................................... $ 411,000,000 $ 409,754,670
U.S. Treasury Bill, 4.21%, 11/13/2025 (a) ....................................... 98,300,000 97,829,757
U.S. Treasury Bill, 3.96%, 12/11/2025 (a) ....................................... 39,000,000 38,704,640
U.S. Treasury Bill, 3.94%, 12/26/2025 (a) ...................................... 43,000,000 42,604,520
Total U.S. Treasury Bills (Cost $588,810,401) ....................................... 588,893,587
Shares
U.S. Exchange-Traded Funds – 49.2%
Money Market Funds – 49.2%
Simplify Government Money Market ETF(b)(c)
(Cost $579,903,910) ..................................................... 5,795,300 579,993,624
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $3,623,867) ....................................................... 3,623,867 3,623,867
Total Investments – 99.5%
(Cost $1,172,338,178) .......................................................... $ 1,172,511,078
Other Assets in Excess of Liabilities – 0.5% ........................................... 6,418,670
Net Assets – 100.0% ............................................................ $ 1,178,929,748
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Affiliated fund managed by Simplify Asset Management Inc.
(c) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 579,903,910 $ — $ — $ 89,714 $ 579,993,624 5,795,300 $ 5,895 ,613 $ —
$ — $ 579,903,910 $ — $ — $ 89,714 $ 579,993,624 5,795,300 $ 5,895,613 $ —
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Cattle Feeder Future .......................... 35 $ 6,317,937 10/30/25 $ 38,607
Gasoline RBOB Futures ....................... 739 59,664,347 10/31/25 (275,577)
Soybean Future .............................. 15 751,313 11/14/25 (26,921)

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Canola (WCE) Future ......................... 801 $ 6,966,519 11/14/25 $ (1,241,056)
Cattle Feeder Future .......................... 316 56,777,300 11/20/25 313,264
WTI Crude Future ............................ 839 51,984,440 11/20/25 (1,509,355)
NY Harbor ULSD Futures ...................... 45 4,347,567 11/28/25 (19,510)
Gasoline RBOB Futures ....................... 811 63,856,031 11/28/25 (843,705)
Lean Hogs Futures ........................... 307 10,895,430 12/12/25 593,152
Corn Future ................................. 1,435 29,812,125 12/12/25 324,826
Cocoa Future ................................ 130 8,773,700 12/15/25 (1,902,506)
Canada 10-Year Bond Futures .................. 154 13,550,938 12/18/25 148,656
Coffee “C” Future ............................ 201 28,254,319 12/18/25 87,958
Canada 02-Year Bond Futures .................. 94 7,150,808 12/18/25 23,668
Canada 05-Year Bond Futures .................. 1 82,863 12/18/25 986
U.S. 10-Year Ultra Futures ..................... 120 13,809,375 12/19/25 15,016
U.S. Treasury Long Bond Futures ............... 21 2,448,469 12/19/25 –
U.S. 10-Year Treasury Note Futures .............. 87 9,787,500 12/19/25 (55,536)
WTI Crude Future ............................ 410 25,288,800 12/19/25 (707,840)
Gold 100 OZ Future .......................... 446 172,744,720 12/29/25 6,056,788
Copper Future ............................... 724 87,902,650 12/29/25 4,315,827
Silver Futures ............................... 77 17,956,400 12/29/25 252,671
Palladium Future ............................. 48 6,179,520 12/29/25 (23,830)
Live Cattle Future ............................ 832 78,133,120 12/31/25 1,769,163
NY Harbor ULSD Futures ...................... 30 2,876,832 12/31/25 (37,124)
Gasoline RBOB Futures ....................... 288 22,392,115 12/31/25 (330,000)
Soybean Future .............................. 21 1,071,263 1/14/26 (38,391)
Canola (WCE) Future ......................... 108 959,483 1/14/26 (171,875)
WTI Crude Future ............................ 288 17,706,240 1/20/26 (470,953)
Platinum Future .............................. 192 15,414,720 1/28/26 (60,545)
Cattle Feeder Future .......................... 313 55,252,325 1/29/26 359,181
NY Harbor ULSD Futures ...................... 23 2,192,240 1/30/26 (41,355)
Gasoline RBOB Futures ....................... 75 5,843,250 1/30/26 (122,212)
Lean Hogs Futures ........................... 152 5,490,240 2/13/26 178,852
WTI Crude Future ............................ 399 24,482,640 2/20/26 (632,595)
Gold 100 OZ Future .......................... 20 7,809,200 2/25/26 360,702
Live Cattle Future ............................ 431 40,888,970 2/27/26 (106,356)
Corn Future ................................. 582 12,571,200 3/13/26 51,464
Canola (WCE) Future ......................... 18 162,811 3/13/26 (21,827)
Soybean Future .............................. 50 2,589,375 3/13/26 (98,449)
Cocoa Future ................................ 140 9,514,400 3/16/26 (1,360,922)
3-Month CORRA Futures ...................... 1,186 208,116,710 3/17/26 (47,659)
Coffee “C” Future ............................ 102 13,729,838 3/19/26 43,477
WTI Crude Future ............................ 163 9,990,270 3/20/26 (263,410)
Copper Future ............................... 103 12,669,000 3/27/26 417,784
Silver Futures ............................... 8 1,888,000 3/27/26 207,983
Lean Hogs Futures ........................... 10 371,400 4/15/26 (240)
WTI Crude Future ............................ 110 6,738,600 4/21/26 (141,250)
Gold 100 OZ Future .......................... 8 3,145,680 4/28/26 192,860
Live Cattle Future ............................ 99 9,430,740 4/30/26 25,910

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Cocoa Future ................................ 27 $ 1,832,760 5/13/26 $ (316,247)
Corn Future ................................. 285 6,294,937 5/14/26 14,941
Soybean Future .............................. 54 2,834,325 5/14/26 (113,662)
Coffee “C” Future ............................ 44 5,732,925 5/18/26 (28,809)
WTI Crude Future ............................ 218 13,345,960 5/19/26 (345,130)
Copper Future ............................... 23 2,848,550 5/27/26 110,450
3-Month CORRA Futures ...................... 542 95,186,876 6/16/26 29,818
Corn Futures ................................ 200 4,490,000 7/14/26 16,625
Total unrealized appreciation/(depreciation) $ 4,595,782
Short position contracts:
Natural Gas Future ........................... (12) (396,360) 10/29/25 (11,872)
NY Harbor ULSD Futures ...................... (21) (2,049,856) 10/31/25 7,770
Natural Gas Future ........................... (294) (11,407,200) 11/25/25 (321,361)
Cotton No. 2 Future ........................... (439) (14,436,515) 12/8/25 236,190
Wheat Future (CBT) .......................... (1,209) (30,708,600) 12/12/25 1,288,852
Kansas City Hard Red Winter Wheat Future ....... (1,004) (24,987,050) 12/12/25 1,275,642
Soybean Meal Futures ........................ (454) (12,407,820) 12/12/25 470,687
Soybean Oil Futures .......................... (193) (5,730,942) 12/12/25 42,626
Ultra U.S. Treasury Bond Futures ................ (160) (19,210,000) 12/19/25 157,159
Natural Gas Future ........................... (211) (8,813,470) 12/29/25 (171,106)
U.S. 2-Year Treasury Notes .................... (11,776) (2,454,100,006) 12/31/25 1,186,841
Soybean Meal Futures ........................ (52) (1,445,080) 1/14/26 44,383
Soybean Oil Futures .......................... (29) (867,216) 1/14/26 6,918
Natural Gas Future ........................... (100) (3,979,000) 1/28/26 (17,131)
Natural Gas Future ........................... (227) (8,224,210) 2/25/26 20,208
Sugar #11 (World) Future ...................... (2,388) (44,397,696) 2/27/26 (793,381)
Cotton No. 2 Futures .......................... (140) (4,729,900) 3/9/26 48,732
Wheat Future (CBT) .......................... (420) (11,067,000) 3/13/26 424,925
Kansas City Hard Red Winter Wheat Future ....... (334) (8,663,125) 3/13/26 383,812
Soybean Oil Futures .......................... (15) (452,250) 3/13/26 3,900
Soybean Meal Futures ........................ (1) (28,520) 3/13/26 180
Natural Gas Future ........................... (198) (6,910,200) 3/27/26 (67,739)
Natural Gas Future ........................... (88) (3,095,840) 4/28/26 (29,056)
Sugar #11 (World) Future ...................... (596) (10,773,773) 4/30/26 (92,128)
Cotton No. 2 Future ........................... (23) (791,890) 5/6/26 6,659
Kansas City Hard Red Winter Wheat Future ....... (52) (1,387,750) 5/14/26 25,920
Wheat Future (CBT) .......................... (49) (1,321,775) 5/14/26 22,125
Natural Gas Future ........................... (34) (1,253,580) 5/27/26 (22,280)
3 Month SOFR Future ......................... (10,091) (2,434,579,888) 6/16/26 (866,264)
Natural Gas Future ........................... (28) (1,087,800) 6/26/26 (17,390)
Sugar #11 (World) Future ...................... (286) (5,118,714) 6/30/26 (21,370)
3 Month SOFR Future ......................... (8,036) (1,943,004,350) 9/15/26 304,858
3 Month SOFR Future ......................... (1,970) (476,986,250) 12/15/26 (20,422)
Total unrealized appreciation/(depreciation) $ 3,506,887
Total net unrealized appreciation $ 8,102,669

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
4
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 50.0%
U.S. Exchange-Traded Funds .................................................................... 49.2%
Money Market Fund ........................................................................... 0.3%
Total Investments ............................................................................. 99.5%
Other Assets in Excess of Liabilities ............................................................... 0.5%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.